Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Statement of compliance
a)	Statement of compliance
The consolidated financial statements of the Group have been prepared in accordance with IFRSs as issued by the IASB.

Basis of preparation
b)	Basis of preparation

(a)	Except for the following items, the consolidated financial statements have been prepared under the historical cost convention:

i)	Financial assets at fair value through profit or loss (including derivative instruments).

ii)	Financial assets at fair value through other comprehensive income.

iii)	Defined benefit liabilities were recognized based on the net amount of pension fund assets less the present value of benefit obligation.

(b)
The preparation of the consolidated financial statements in conformity with IFRSs requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 4 dd).

(c)	These consolidated financial statements are presented in New Taiwan dollars (“NT$”), which is the Company’s functional currency.

(d)
The initial adoption of IFRS 16 “Lease” (“IFRS 16”) is effective on January 1, 2019. The Group has elected to apply IFRS 16 by not restating the comparative information (referred herein as the “simplified retrospective approach”). Please refer to Note 45 for details of the application of IFRS 16.

Basis of consolidation
c)	Basis of consolidation

(a)	Basis for preparation of consolidated financial statements:

i)
All subsidiaries are included in the Group’s consolidated financial statements. Subsidiaries are all entities controlled by the Group. The Group controls an entity when the Group is exposed, or has rights, to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Consolidation of subsidiaries begins from the date the Group obtains control of the subsidiaries and ceases when the Group loses control of the subsidiaries.

ii)
Transactions, balances and unrealized gains or losses on transactions between companies within the Group are eliminated. Accounting policies of subsidiaries have been adjusted where necessary to ensure consistency with the policies adopted by the Group.

iii)
Profit or loss and each component of other comprehensive income are attributed to the owners of the parent and to the non-controlling
interests. Total comprehensive income is attributed to the owners of the parent and to the non-controlling
interests even if this results in a deficit balance in the
non-controlling
interests.

iv)
Changes in a parent’s ownership interest in a subsidiary that do not result in the parent losing control of the subsidiary (transactions with non-controlling
interests) are accounted for as equity transactions, i.e. transactions with owners in their capacity as owners. Any difference between the amount by which the non-controlling
interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity.

v)
When the Group loses control of a subsidiary, the Group remeasures any investment retained in the former subsidiary at its fair value. That fair value is regarded as the fair value on initial recognition of a financial asset or the cost on initial recognition of the associate or joint venture. Any difference between fair value and carrying amount is recognized in profit or loss. All amounts previously recognized in other comprehensive income in relation to the subsidiary are reclassified to profit or loss on the same basis as would be required if the related assets or liabilities were disposed of. That is, when the Group loses control of a subsidiary, all gains or losses previously recognized in other comprehensive income in relation to the subsidiary should be reclassified from equity to profit or loss, if such gains or losses would be reclassified to profit or loss when the related assets or liabilities are disposed of.

(b)	Subsidiaries included in the consolidated financial statements:

				Percentage of Ownership (%)
				December 31,
Name of investor	Name of investee	Main business	Location	2019	2020	Note
The Company	ChipMOS U.S.A., Inc. (“ChipMOS USA”)	Marketing of semiconductors and electronic related products	San Jose, USA	100	100
The Company	ChipMOS TECHNOLOGIES (BVI) LTD. (“ChipMOS BVI”)	Holding company	British Virgin Islands	100	100
ChipMOS BVI	ChipMOS SEMICONDUCTORS (Shanghai) LTD. (“ChipMOS Shanghai”)	Marketing of semiconductors and electronic related products	Shanghai, People’s Republic of China (“PRC”)	—	100	Note
Note: In order to maintain and develop market in the PRC, the Group invested and established the subsidiary, ChipMOS Shanghai on April 8, 2020 and then included it in the consolidated financial statements.

(c)	Subsidiaries not included in the consolidated financial statements: None.

(d)	Adjustments for subsidiaries with different statements of financial position dates: Not applicable.

(e)	No significant restrictions on the ability of subsidiaries to transfer funds to parent company.

(f)	Subsidiaries that have non-controlling interests that are material to the Group: None.

Foreign currency translation
d)	Foreign currency translation
Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The consolidated financial statements are presented in NT$, which is the Company’s functional currency and the Group’s presentation currency.

(a)	Foreign currency transactions and balances

i)
Foreign currency transactions are translated into the functional currency using the exchange rates on the trade date or measurement date. Therefore, foreign exchange differences resulting from the settlement of such transactions are recognized in profit or loss in the period in which they arise.

ii)
Monetary assets and liabilities denominated in foreign currencies at the period end are re-translated
at the exchange rates prevailing at the statements of financial position date. Exchange differences arising upon re-translation
are recognized in profit or loss on the statements of financial position date.

iii)
Non-monetary
assets and liabilities denominated in foreign currencies held at fair value through profit or loss are re-translated
at the exchange rates prevailing at the statements of financial position date; their exchange differences are recognized in profit or loss.
Non-monetary
assets and liabilities denominated in foreign currencies held at fair value through other comprehensive income are re-translated
at the exchange rates prevailing at the statements of financial position date; their exchange differences are recognized in other comprehensive income. However, non-monetary
assets and liabilities denominated in foreign currencies that are not measured at fair value are translated using the historical exchange rates at the initial dates of the transactions.

iv)	All foreign exchange differences are presented in the statement of comprehensive income under “Other gains and losses” by the nature of transactions.

(b)	Translation of foreign operations
The operating results and financial position of all the group entities, associates that have different functional currency and presentation currency are translated into the presentation currency as follows:

i)	Assets and liabilities for each statements of financial position are translated at the exchange rates prevailing at the statements of financial position date;

ii)	Income and expenses for each statement of comprehensive income are translated at average exchange rates of that period; and

iii)	All exchange differences are recognized in other comprehensive income.

Classification of current and non-current assets and liabilities

e)	Classification of current and non-current assets and liabilities

(a)	Assets that meet one of the following criteria are classified as current assets:

i)	Assets arising from operating activities that are expected to be realized, or are intended to be sold or consumed within the normal operating cycle;

ii)	Assets held mainly for trading purposes;

iii)	Assets that are expected to be realized within 12 months from the statements of financial position date;

iv)
Cash and cash equivalents, excluding restricted cash and cash equivalents and those that are to be exchanged or used to pay off liabilities more than 12 months after the statements of financial position date.

All assets that do not meet the above criteria are classified as non-current
assets.

(b)	Liabilities that meet one of the following criteria are classified as current liabilities:

i)	Liabilities that are expected to be settled within the normal operating cycle;

ii)	Liabilities arising mainly from trading activities;

iii)	Liabilities that are to be settled within 12 months from the statements of financial position date;

iv)
Liabilities for which the repayment date cannot be unconditionally extended to more than 12 months after the statements of financial position date. Liabilities bearing terms that could, at the option of the counterparty, result in its settlement by the issue of equity instruments do not affect its classification.

All liabilities that do not meet the above criteria are classified as non-current
liabilities.

Cash equivalents
f)	Cash equivalents
Cash equivalents refer to short-term, highly liquid investments that are readily convertible to known amounts of cash and are subject to an insignificant risk of changes in value (including time deposits with less than 3 months contract period). Time deposits that meet the above definition and are held for the purpose of meeting short-term cash commitments in operations are classified as cash equivalents.

Financial assets at fair value through profit or loss
g)	Financial assets at fair value through profit or loss

(a)	Financial assets at fair value through profit or loss are financial assets that are not measured at amortized cost or fair value through other comprehensive income.

(b)	On a regular way purchase or sale basis, financial assets at fair value through profit or loss are recognized and derecognized using settlement date accounting.

(c)
At initial recognition, the Group measures the financial assets at fair value and recognizes the transaction costs in profit or loss. The Group subsequently measures the financial assets at fair value, and recognizes the gain or loss in profit or loss.

(d)
The Group recognizes the dividend income when the right to receive such payment is confirmed, inflow of the future economic benefits associated with the dividend is probable to the Group and the amount of the dividend can be measured reliably.

Financial assets at fair value through other comprehensive income
h)	Financial assets at fair value through other comprehensive income

(a)
Financial assets at fair value through other comprehensive income comprise equity instruments which are not held for trading, and for which the Group has made an irrevocable election at initial recognition to recognize changes in fair value in other comprehensive income.

(b)	On a regular way purchase or sale basis, financial assets at fair value through other comprehensive income are recognized and derecognized using settlement date accounting.

(c)	At initial recognition, the Group measures the financial assets at fair value plus transaction costs. The Group subsequently measures the financial assets at fair value.
The changes in fair value of equity instruments that were recognized in other comprehensive income are reclassified to retained earnings and are not reclassified to profit or loss following the derecognition of the investment. Dividends are recognized as income when the right to receive such payment is confirmed, inflow of the future economic benefits associated with the dividend is probable to the Group and the amount of the dividend can be measured reliably.

Financial assets at amortized cost
i)	Financial assets at amortized cost

(a)	Financial assets at amortized cost are those that meet all of the following criteria:

i)	The objective of the Group’s business model is achieved by collecting contractual cash flows.

ii)	The financial assets’ contractual cash flows represent solely payments of principal and interest.

(b)	The Group’s time deposits which do not fall under cash equivalents are those with a short maturity period and are measured at initial investment amount as the effect of discounting is immaterial.

Accounts and notes receivable
j)	Accounts and notes receivable

(a)	Accounts and notes receivable entitle the Group a legal right to receive consideration in exchange for transferred goods or rendered services.

(b)	The short-term accounts and notes receivable without bearing interest are subsequently measured at initial invoice amount as the effect of discounting is immaterial.

Impairment of financial assets
k)	Impairment of financial assets
For financial assets at amortized cost, at each reporting date, the Group recognizes the impairment provision for 12 months expected credit losses if there has not been a significant increase in credit risk since initial recognition or recognizes the impairment provision for the lifetime expected credit losses if such credit risk has increased since initial recognition after taking into consideration all reasonable and verifiable information that includes forecasts. On the other hand, for accounts receivable or contract assets that do not contain a significant financing component, the Group recognizes the impairment provision for lifetime expected credit losses.

Derecognition of financial assets
l)	Derecognition of financial assets
The Group derecognizes a financial asset when the contractual rights to receive the cash flows from the financial asset have expired.

Inventories
m)	Inventories
Inventories are initially recorded at standard costs. Cost is determined on a weighted-average cost basis. At the end of reporting period, the differences between actual costs and standard costs were allocated to inventories and cost of revenue based on an appropriate rate. Allocation of fixed production overheads is based on the normal operating capacity of the production facilities. Costs associated with underutilized capacity are expensed in the period that the cost occurs.
Inventories are valued at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale. The item by item approach is used in raw materials. The amount of any write-down of inventories to net realizable value and all losses of inventories are recognized as an expense in the period the write-down or loss occurs.

Investments accounted for using equity method – associates
n)	Investments accounted for using equity method – associates

(a)
Associates are all entities over which the Group has significant influence but not control. In general, it is presumed that the investor has significant influence, if an investor holds, directly or indirectly 20 percent or more of the voting power of the investee. Investments in associates are accounted for using the equity method and are initially recognized at cost.

(b)
The Group’s share of its associates’ post-acquisition profits or losses is recognized in profit or loss, and its share of post-acquisition movements in other comprehensive income is recognized in other comprehensive income. When the Group’s share of losses in an associate equals or exceeds its interests in the associate, including any other unsecured receivables, the Group does not recognize further losses, unless it has incurred legal or constructive obligations or made payments on behalf of the associate.

(c)
When changes in an associate’s equity that are not recognized in profit or loss or other comprehensive income of the associate and such changes not affecting the Group’s ownership percentage of the associate, the Group recognizes the Group’s share of change in equity of the associate in “Capital surplus” in proportion to its ownership.

(d)
Unrealized gains on transactions between the Group and its associates are eliminated to the extent of the Group’s interests in the associates. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of associates have been adjusted where necessary to ensure consistency with the policies adopted by the Group.

(e)
In the case where an associate issues new shares and the Group does not subscribe or proportionately acquire the new shares, which results in a change in the Group’s ownership percentage of the associate while maintaining significant influence on the associate, then the Group will treat the transaction as deemed disposal and reclassify to profit or loss the proportion of the gain or loss previously recognized in other comprehensive income relating to that reduction in ownership interest where appropriate.

(f)
When the Group disposes of its investment in an associate, if it loses significant influence on this associate, the amounts previously recognized in other comprehensive income in relation to the associate are reclassified to profit or loss, on the same basis as would be required if the relevant assets or liabilities were disposed of. If it still retains significant influence on this associate, then the amounts previously recognized in other comprehensive income in relation to the associate are reclassified to profit or loss proportionately in accordance with the aforementioned approach.

Property, plant and equipment
o)	Property, plant and equipment

(a)	Property, plant and equipment are initially recorded at cost. Borrowing costs incurred during the construction period are capitalized.

(b)
Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The carrying amount of the replaced part is derecognized. All other repairs and maintenance are charged to profit or loss during the financial period in which they are incurred.

(c)
Land is not depreciated. Other property, plant and equipment apply cost model and are depreciated using the straight-line method to allocate their cost over their estimated useful lives. Each part of an item of property, plant and equipment with a cost that is significant in relation to the total cost of the item must be depreciated separately.

(d)
The assets’ residual values, useful lives and depreciation methods are reviewed, and adjusted if appropriate, at each financial year-end.
If expectations for the assets’ residual values and useful lives differ from previous estimates or the patterns of consumption of the assets’ future economic benefits embodied in the assets have changed significantly, any change is accounted for as a change in estimate under IAS 8 “Accounting Policies, Change in Accounting Estimates and Errors”, from the date of the change. The estimated useful lives of property, plant and equipment are as follows:

Buildings	5 to 51 years
Machinery and equipment	2 to 8 years
Tools	2 to 4 years
Others	2 to 6 years

Leasing arrangements (lessee) – right-of-use assets / lease liabilities
p)	Leasing arrangements (lessee) - right-of-use assets / lease liabilities

(a)
Leases are recognized as a
right-of-use
asset and a corresponding lease liability at the date at which the leased asset is available for use by the Group. For short-term leases or leases of low value assets, lease payments are recognized as an expense on a straight-line basis over the lease term.

(b)	Lease liabilities include the net present value of the remaining lease payments at the commencement date, discounted using the incremental borrowing interest rate.
Lease payments are comprised of the following:

i)	Fixed payments, less any lease incentives receivable;

ii)	The exercise price of a purchase option, if the lessee is reasonably certain to exercise that option.
The Group subsequently measures the lease liability at amortized cost using the interest method and recognizes interest expense over the lease term. The lease liability is remeasured and the amount of remeasurement is recognized as an adjustment to the right-of-use
asset when there are changes in the lease term or lease payments and such changes do not arise from contract modifications.

(c)
At the commencement date, the
right-of-use
asset is stated at the amount of the initial measurement of lease liability. The right-of-use
asset is measured subsequently using the cost model and is depreciated from the commencement date to the earlier of the end of the asset’s useful life or the end of the lease term. When the lease liability is remeasured, the amount of remeasurement is recognized as an adjustment to the right-of-use
asset.

Impairment of non-financial assets
q)	Impairment of non-financial assets
The Group assesses at each statements of financial position date the recoverable amounts of those assets where there is an indication that they are impaired. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell or value in use. When the circumstances or reasons for recognizing impairment loss for an asset in prior years no longer exist or diminish, the impairment loss is reversed. The increased carrying amount due to reversal should not be more than what the depreciated or amortized historical cost would have been if the impairment had not been recognized.

Loans
r)	Loans
Loans comprise long-term and short-term bank loans. Loans are recognized initially at fair value, net of transaction costs incurred. Loans are subsequently stated at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognized as interest expense in profit or loss over the period of the loans using the effective interest method.

Accounts and notes payable
s)	Accounts and notes payable

(a)	Accounts payable are liabilities for purchases of raw materials, goods or services and notes payable are those resulting from operating and non-operating activities.

(b)	The short-term accounts and notes payable without bearing interest are subsequently measured at initial invoice amount as the effect of discounting is immaterial.

Derecognition of financial liabilities
t)	Derecognition of financial liabilities
A financial liability is derecognized when the obligation specified in the contract is either discharged or cancelled or expires.

Provisions for deficiency compensation
u)	Provisions for deficiency compensation
Provisions are recognized when the Group has a present legal or constructive obligation as a result of past events, and it is probable that an outflow of economic resources will be required to settle the obligation and the amount of the obligation can be reliably estimated. Provisions are measured at the present value of the expenditures expected to be required to settle the obligation on the statements of financial position date, which is discounted using a pre-tax
discount rate that reflects the current market assessments of the time value of money and the risks specific to the obligation. When discounting is used, the increase in the provision arising from the passage of time is recognized as interest expense. Provisions are not recognized for future operating losses.

Employee benefits
v)	Employee benefits

(a)	Short-term employee benefits
Short-term employee benefits are measured at the undiscounted amount of the benefits expected to be paid in respect of service rendered by employees and should be recognized as expenses when the employees render service.

(b)	Pensions

i)	Defined contribution plans
For defined contribution plans, the contributions are recognized as pension expenses when they are due on an accrual basis. Prepaid contributions are recognized as an asset to the extent of a cash refund or a reduction in future payments.

ii)	Defined benefit plans

1.
Net obligation under a defined benefit plan is defined as the present value of an amount of pension benefits that employees will receive on retirement for their services with the Group in the current period or prior periods. The liability recognized in the statements of financial position in respect of defined benefit pension plans is the present value of the defined benefit obligation at the statements of financial position date less the fair value of plan assets. The net defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method. The discount rate is determined by using the interest rates of government bonds that are denominated in the currency in which the benefits will be paid, and that have terms to maturity approximating to the terms of the related pension liability.

2.	Remeasurements arising on defined benefit plans are recognized in other comprehensive income in the period in which they arise and are recorded as retained earnings.

3.	Past service costs are recognized immediately in profit or loss.

(c)	Termination benefits
Termination benefits are employee benefits provided in exchange for the termination of employment as a result from either the Group’s decision to terminate an employee’s employment before the normal retirement date, or an employee’s decision to accept an offer of redundancy benefits in exchange for the termination of employment. The Group recognizes an expense as it can no longer withdraw an offer of termination benefits, or it recognizes related restructuring costs, whichever is earlier. Benefits that are expected to be due more than 12 months after statements of financial position date shall be discounted to their present value.

(d)	Employees’ compensation and directors’ remuneration
Employees’ compensation and directors’ remuneration are recognized as expenses and liabilities, provided that such recognition is required under legal obligation or constructive obligation and those amounts can be reliably estimated. Any difference between the resolved amounts and the subsequently actual distributed amounts is accounted for as changes in estimates. If employee compensation is paid by shares, the Company calculates the number of shares based on the closing price at the previous day of the board meeting resolution.

Employee share-based payments
w)	Employee share-based payments
Restricted shares

(a)	Restricted shares issued to employees are measured at the fair value of the equity instruments granted at the grant date, and are recognized as compensation cost over the vesting period.

(b)
For restricted shares where those shares do not restrict distribution of dividends to employees and employees are not required to return the dividends received if they resign during the vesting period, the Group recognizes the fair value of the dividends received by employees who are expected to resign during the vesting period as a compensation cost at the date the dividends were declared.

(c)	For restricted shares where employees do not need to pay to acquire those shares, if an employee resigns during the vesting period, the Group will recover and retire those shares at no cost.

Income tax
x)	Income tax

(a)
The income tax expense for the period comprises current and deferred tax. Income tax is recognized in profit or loss, except to the extent that it relates to items recognized in other comprehensive income or items recognized directly in equity, in which cases the income tax is recognized in other comprehensive income or equity.

(b)
The current income tax expense is calculated on the basis of the tax laws enacted or substantively enacted at the statements of financial position date in the countries where the Group and its subsidiaries operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in accordance with applicable tax regulations. It establishes provisions where appropriate based on the amounts expected to be paid to the tax authorities. An additional income tax is levied on the unappropriated retained earnings and is recorded as income tax expense in the year the profit generated.

(c)
Deferred tax is recognized, using the balance sheet liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated statements of financial position. However, the deferred tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred tax is provided on temporary differences arising on investments in subsidiaries and associates, except where the timing of the reversal of the temporary difference is controlled by the Group and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax is determined using tax rates (and laws) that have been enacted or substantially enacted at the statements of financial position date and are expected to apply when the related deferred tax asset is realized or the deferred tax liability is settled.

(d)
Deferred tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized. At each statements of financial position date, unrecognized and recognized deferred tax assets are reassessed.

(e)
A deferred tax asset shall be recognized for the carryforward of unused tax credits resulting from equity investments to the extent that it is possible that future taxable profit will be available against which the unused tax credits can be utilized.

(f)
If a change in tax rate is enacted or substantively enacted, the Group recognizes the effect of the change immediately in the period in which the change occurs. The effect of the change on items recognized outside profit or loss is recognized in other comprehensive income or equity while the effect of the change on items recognized in profit or loss is recognized in profit or loss.

Capital stock
y)	Capital stock

(a)	Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new shares in net proceeds of tax are shown in equity as a deduction.

(b)
Where the Company repurchases the Company’s shares that have been issued, the consideration paid, including any directly attributable incremental costs (net of income taxes) is deducted from equity attributable to the Company’s equity holders. Where such shares are subsequently reissued, the difference between their book value and any consideration received, net of any directly attributable incremental transaction costs and the related income tax effects, is included in equity attributable to the Company’s equity holders.

Dividends
z)	Dividends
Dividends are recorded in the Company’s financial statements in the period in which they are resolved by the Company’s shareholders. Cash dividends are recorded as liabilities; stock dividends are recorded as stock dividends to be distributed and are reclassified to ordinary shares on the effective date of new shares issuance.

Revenue recognition
aa)	Revenue recognition

(a)
The Group is primarily engaged in the customized assembly and testing services of high-integration and high-precision integrated circuits based on customer’s specification demand to create or enhance the product. When providing assembly and testing services, the Group considers:

i)	Customer controls the provided raw materials and the Group receives the instruction from the customer on providing assembly and testing services and subsequent treatments.

ii)	The Group provides assembly and testing services to create or enhance an asset which is solely provided and controlled by the customer. The Group has no right to transfer the asset for another use.
As the asset ownership belongs to the customer, who bears the significant risk and rewards and rights on the use of the asset, the Group recognizes assembly and testing service revenue based on the progress towards completion of performance obligation during the service period.

(b)
The progress towards completion on assembly services, services for Liquid Crystal Display and other Flat-Panel Display Driver Semiconductors (“LCDD”) and Bumping are measured by the actual input costs relative to estimate total expected input costs. The progress towards completion on testing services is measured by the actual incurred testing volume. The Group provides assembly and testing services based on customer’s specification, thus, the input costs incurred to assembly and testing volume completed in testing services are not linear over the duration of these services. Customer payment on assembly and testing services is based on predetermined payment schedule. A contract asset is recognized when the Group provides services in excess of customer’s payment.

Government grants
bb)	Government grants
Government grants are recognized at their fair value only when there is reasonable assurance that the Group will comply with any conditions attached to the grants will be received. Government grants are recognized in profit or loss on a systematic basis over the periods in which the Group recognizes expenses for the related costs for which the grants are intended to compensate. Government grants related to property, plant and equipment are recognized as non-current
liabilities and are amortized to profit or loss over the estimated useful lives of the related assets using straight-line method.

Operating segments
cc)	Operating segments
Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker. The Group’s chief operating decision maker, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the Chairman of the Board of Directors that makes strategic decisions.

Critical accounting judgments, estimates and key sources of assumption uncertainty
dd)	Critical accounting judgments, estimates and key sources of assumption uncertainty
The preparation of the accompanying consolidated financial statements requires management to make critical judgments in applying the Group’s accounting policies and make critical assumptions and estimates concerning future events. Assumptions and estimates may differ from the actual results and are continually evaluated and adjusted based on historical experience and other factors. Such assumptions and estimates have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year; and the related information is addressed below:
Critical accounting estimates and assumptions
—
Revenue recognition
The Group recognizes revenue from services for assembly, LCDD and Bumping based on the progress towards completion of performance obligation during the service period. The Group estimates total expected input costs based on historical experience and measures the progress towards completion by the actual input costs relative to the total expected input costs.